Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2021
Property Plant And Equipment [Abstract]
Summary of Property and Equipment

Property and equipment consist of the following:

(In thousands)	December 31, 2020	June 30, 2021
Computers	850	788
Server & switch	1,276	1,292
Office equipment	1,442	1,653
Wi-Fi terminals for data connectivity services	11,863	10,414
Leasehold improvement	555	586
Total original costs	15,986	14,733
Less: accumulated depreciation	(12,957)	(12,413)
Net book value	3,029	2,320